Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Operating lease right-of-use assets	$ 25,473	$ 35,509
Operating lease liabilities – non-current	20,165	$ 29,913
Directors Member
Related Party Transaction [Line Items]
Operating lease right-of-use assets	3,009
Operating lease liabilities – non-current	$ 3,416